Note 8: Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Customer Advances Current	$ 5,936	$ 5,028
Employee Related Liabilities Current	2,176	1,910
Litigation And Contract Matters Current	563	535
Accrued Income Taxes Current	1,143	547
Product Warranty Accrual Classified Current	479	702
Restructuring Reserve Current	389	248
Interest Payable Current	494	325
Workers Compensation Liability Current	233	215
Accrued Property Sales And Use Taxes	291	197
Other Accrued Liabilities Current	3,606	2,580
Accrued liabilities	$ 15,310	$ 12,287